Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued expenses and other current liabilities
Employee compensation and welfare payable	¥ 2,253,437		¥ 1,977,077
Payables to merchants and other partners	1,664,684		1,732,060
Tax payable	1,645,335		497,297
Deposits	1,422,300		1,376,384
Payables and accruals for other cost and expenses	1,331,785		1,470,755
Payables related to service fees	883,770		626,934
Payables related to market and promotion expenses	842,558		1,655,578
Payables related to property and equipment	358,464		535,413
Payables related to warehouse rental and delivery cost	15,292		436,026
Others	1,229,597		996,436
Total	¥ 11,647,222	$ 1,827,703	¥ 11,303,960